[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 22, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                         Nuveen Investment Trust II

                                 (Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 91 and Amendment No. 92 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Equity Long/Short Fund, (the “Fund”), a series of the Registrant, and pursuant to this Amendment, the Fund seeks to change its principal investment strategy. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective 60 days after the filing of the Amendment. Subsequent to the effectiveness of this Amendment, the Fund may be included in a revised prospectus and statement of additional information (“SAI”) that includes additional series funds of the Registrant. Such prospectus and SAI are expected to be included in Post-Effective Amendment No. 94 to the registration statement on Form N-1A for the Registrant filed pursuant to Rule 485(b) under the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures